STOCKHOLDERS EQUITY (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
Number of options outstanding beginning balance	1,800,000	0
Number of shares exercisable (Vested) beginning balance	1,800,000	0
Number of options Granted	1,800,000	1,800,000
Number of options forfeited or expired	0	0
Number of options exercised	0	0
Number of options outstanding ending balance	1,800,000	1,800,000
Number of options exercisable ending balance	1,800,000	1,800,000
Weighted average exercise price per Share outstanding beginning balance	$ 0.446	$ 0
Weighted average exercise price per Share exercisable beginning balance	0.446	0
Weighted average exercise price per Share Granted	0.446	0.446
Weighted average exercise price per Share Forfeited or expired	0	0
Weighted average exercise price per share exercised	0	0
Weighted average exercise price per Share outstanding ending balance	0.446	0.446
Weighted average exercise price per Share exercisable ending balance	$ 0.446	$ 0.446
Weighted average contractual life years granted	10 months	10 months
Weighted average contractual life years per Share outstanding ending balance	9 months 12 days	9 months 21 days
Weighted average contractual life years exercisable (Vested) outstanding ending balance	9 months 12 days	9 months 21 days
Aggregate intrinsic value, beginning balance	$ 0	$ 0
Aggregate intrinsic value, Exercisable (Vested) beginning balance	0	0
Aggregate intrinsic value,Granted	0	0
Aggregate intrinsic value, Forfeited or Expired	0	0
Aggregate intrinsic value, Exercised	0	0
Aggregate intrinsic value, ending balance	0	0
Aggregate intrinsic value, Exercisable (Vested) ending balance	$ 0	$ 0